Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	LKQ CORPORATION
Entity Tax Identification Number	36-4215970
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 West Madison Street
Entity Address, Address Line Two	Suite 2800
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	312
Local Phone Number	621-1950
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Primary SIC Number	5010
Entity Filer Category	Large Accelerated Filer
Amendment Flag	false
Entity Central Index Key	0001065696
Business Contact
Cover [Abstract]
Contact Personnel Name	Matthew J. McKay
Entity Address, Address Line One	500 West Madison Street
Entity Address, Address Line Two	Suite 2800
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	312
Local Phone Number	621-1950